Plan Amendment Text Block	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
EBP, Description of Plan Amendment	Plan Amendment There were no significant amendments to the Plan during 2024 or 2025.